Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company integrates cybersecurity risk into its enterprise risk management (“ERM”) framework and maintains a cybersecurity program designed to identify, assess, manage, mitigate and respond to cybersecurity threats across its operations. Our program is informed by industry standards and best practices, including the National Institute of Standards and Technology Cybersecurity Framework (“NIST CSF 2.0”). Cybersecurity risk is subject to ongoing monitoring and periodic review within this framework. Given the Company’s reliance on digital asset infrastructure and financial market connectivity, cybersecurity is a core component of its operating model and is embedded across its Asset Management and Capital Markets activities. The program also includes employee cybersecurity awareness training to support a culture of security across the organization.

Key elements of our cybersecurity program include:

●	Threat detection and monitoring: We engage a third-party provider under a Managed Detection and Response (“MDR”) arrangement, providing 24/7 security operations center (“SOC”) monitoring supported by a Security Information and Event Management (“SIEM”) platform, enabling rapid identification and response to potential threats.
●	Independent penetration testing and third-party advisory: We engage independent third-party specialists to conduct penetration testing of our systems and infrastructure on a periodic basis. The results of such assessments are used to identify vulnerabilities and improve our controls on an ongoing basis. The Company also engages external advisors to support program design, risk assessment and the development of cybersecurity capabilities, including periodic independent assessments of its cybersecurity risk management program.
●	Digital asset-specific controls: Given the nature of our business, our program includes cybersecurity controls specifically designed for digital asset operations, including those relating to cold storage, cryptographic key management, and custody security.
●	Incident response: We maintain a formal, documented Incident Response Plan (“IRP”) that sets out procedures for the identification, containment, eradication, and recovery from cybersecurity incidents, as well as escalation protocols to senior management and the Board.
●	Third-party and vendor risk management: Third-party and vendor risk represents a significant area of cybersecurity focus for the Company. We operate a formal third-party risk management program incorporating vendor and supplier cybersecurity assessments. Third-party service providers are subject to contractual cybersecurity requirements and periodic risk assessments, which include reviews of third-party attestation reports. Custodians and centralized crypto-asset exchanges are considered high-risk and high-criticality and subject to third-party reviews and monitoring accordingly. Our due diligence of digital asset counterparties encompasses the assessment of information security controls, wallet infrastructure, access controls, incident response capabilities, and operational resilience. This forms part of a broader counterparty risk framework applied across our trading and custody activities.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Company integrates cybersecurity risk into its enterprise risk management (“ERM”) framework and maintains a cybersecurity program designed to identify, assess, manage, mitigate and respond to cybersecurity threats across its operations. Our program is informed by industry standards and best practices, including the National Institute of Standards and Technology Cybersecurity Framework (“NIST CSF 2.0”).
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance and Oversight

Cybersecurity oversight is integrated into the Company’s governance structure at both Board of Directors and management levels. The Board of Directors maintains overall responsibility for risk oversight, including cybersecurity risk. The Board receives cybersecurity updates on a quarterly basis covering the status of our cybersecurity program, the threat landscape, any incidents, and strategic developments. In addition, the Risk and Compliance Committee (“RCC”), which reports to the Audit and Risk Committee (“ARC”), provides a dedicated forum for cybersecurity risk oversight at the committee level.

The Head of IT works closely with the Chief Executive Officer, who sponsors the program at executive level, providing strategic oversight and organizational support. We have also established an escalation process to promptly inform senior management and the Board of material cybersecurity issues.

We have an internal cybersecurity team, which has grown during fiscal year 2025 with the appointment of a Cybersecurity Lead. This internal capability is supported by our managed service providers and external advisors.

The Company operates in an environment characterized by evolving cybersecurity risks, particularly given its exposure to digital assets, cryptographic key material, custody arrangements, and sensitive data. These risks include targeted attacks, increasing threat sophistication and reliance on third-party infrastructure. As of the date of this Annual Report, the Company has not identified any cybersecurity incident that has materially affected, or is reasonably likely to materially affect its business, results of operations or financial condition. However, there can be no assurance that such an incident will not occur in the future. See “Item 3. Key Information – D. Risk Factors” for further information.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board of Directors maintains overall responsibility for risk oversight, including cybersecurity risk. The Board receives cybersecurity updates on a quarterly basis covering the status of our cybersecurity program, the threat landscape, any incidents, and strategic developments.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this Annual Report, the Company has not identified any cybersecurity incident that has materially affected, or is reasonably likely to materially affect its business, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false